INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	(U.S. $ in thousands)
Deferred tax assets:
Tax loss carryforwards	$4,703	$9,409
Research and development	4,216	6,141
Deferred revenue	1,334	2,238
Employee and payroll accrued expenses	684	891
Operating lease liability	—	1,013
Other	—	72
Total deferred tax assets	10,937	19,764
Deferred tax liabilities:
Property and equipment, net	(129)	(250)
Deferred costs	(1,352)	(1,481)
Operating lease right-of-use asset	—	(984)
Other	(5)	—
Total deferred tax liabilities	(1,486)	(2,715)
Total deferred tax assets, net	9,451	17,049
Less valuation allowance for deferred tax assets	(8,762)	(15,390)
Deferred tax assets	$689	$1,659

Schedule of Loss (Income) Before Taxes on Income

Loss (Income) before taxes on income for the years ended December 31, 2017, 2018 and 2019 were as follows:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Israeli	3,319	$4,879	$29,560
Non-Israeli	(1,324)	(1,900)	(2,452)
	1,995	$2,979	$27,108

Schedule of Taxes on Income

The components of taxes on income for the years ended December 31, 2017, 2018 and 2019 were as follows:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Current
Israeli	109	$105	$164
Non-Israeli	1,277	1,328	1,817
	1,386	1,433	1,981
Deferred
Israeli	88	(1)	—
Non-Israeli	(677)	(149)	(970)
	(589)	(150)	(970)
Total taxes on income	797	$1,283	$1,011

Schedule of Reconciliation Theoretical Tax Benefit and Actual Taxes on Income

A reconciliation of the theoretical tax benefit and actual taxes on income for the years ended December 31, 2017, 2018 and 2019 is set forth below:

		December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Loss before taxes on income	1,995	$2,979	$27,108
Statutory tax rate in Israel	24%	23%	23%
Theoretical tax benefit	479	685	6,235
Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	185	(399)	(157)
Operating losses and other temporary differences for which valuation allowance was provided	(546)	(708)	(4,972)
Permanent differences	(462)	(756)	(2,162)
Uncertain tax position	(91)	(91)	(158)
Change in tax rate	(255)	—	—
Prior years tax adjustments	—	—	204
Other	(107)	(14)	(1)
Actual taxes on income	(797)	$(1,283)	$(1,011)

Schedule of Reserve Provisions and Changes

The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

		Year ended December 31,
	2017	2018	2019
		(U.S. $ in thousands)
Balance at beginning of year	330	$421	$512
Additions for tax positions related to the current year	91	91	158
Balance at end of year	421	$512	$670